Risk Report - Risk Management	12 Months Ended
Dec. 31, 2019
Risk Management [Abstract]
Risk Identification and Assessment [text block]

Risk Identification and Assessment

Our business activities generate credit risks, market risks, business risks, liquidity risks, cross risks, operational risks and reputational risks. We regularly identify risks to our business’ and infrastructure’s operations, also under stressed conditions, and assess the materiality of identified risks with respect to their severity and likelihood of materialization. The process incorporates input from both first line and second line of defense. The assessment of current risks is complemented by a view on emerging risks applying a forward-looking perspective. This risk identification and assessment process results in our risk inventory which captures the material risks across relevant businesses and entities. Regular updates to the risk inventory are reported to senior management together with the risk profile and inform our risk management processes.

This framework provides the basis, on which we can aggregate risks for the Group across businesses and entities. The resulting inventory of risks, after review and challenge by senior management, informs key risk management processes including the development of stress scenarios tailored to Deutsche Bank’s risk profile, the calibration of risk appetite and the risk profile monitoring and reporting.

Credit Risk Management [Abstract]
Credit Risk Framework [text block]

Credit Risk Management

Credit Risk framework

Credit Risk arises from all transactions where actual, contingent or potential claims against any counterparty, borrower, obligor or issuer (which we refer to collectively as "counterparties") exist, including those claims that we plan to distribute. These transactions are typically part of our non-trading lending activities (such as loans and contingent liabilities) as well as our direct trading activity with clients (such as OTC derivatives). These also include traded bonds and debt securities. Carrying values of equity investments are also disclosed in our Credit Risk section. We manage the respective positions within our market risk and credit risk frameworks.

Based on the annual risk identification and materiality assessment, Credit Risk is grouped into five categories, namely default/ migration risk, country risk, transaction/settlement risk (exposure risk), mitigation (failure) risk and concentration risk.

  Default/Migration Risk as the main element of credit risk, is the risk that a counterparty defaults on its payment obligations or experiences material credit quality deterioration increasing the likelihood of a default.
  Country Risk is the risk that otherwise solvent and willing counterparties are unable to meet their obligations due to direct sovereign intervention or policies.
  Transaction/Settlement Risk (Exposure Risk) is the risk that arises from any existing, contingent or potential future positive exposure.
  Mitigation Risk is the risk of higher losses due to risk mitigation measures not performing as anticipated.
  Concentration Risk is the risk of an adverse development in a specific single counterparty, country, industry or product leading to a disproportionate deterioration in the risk profile of Deutsche Bank’s credit exposures to that counterparty, country, industry or product.

We manage our credit risk using the following philosophy and principles:

  Our Credit Risk Management function is independent from our business divisions and in each of our divisions, credit decision standards, processes and principles are consistently applied.
  A key principle of credit risk management is client credit due diligence. Our client selection is achieved in collaboration with our business division counterparts who stand as a first line of defense.
  We aim to prevent undue concentration and tail-risks (large unexpected losses) by maintaining a diversified credit portfolio. Client, industry, country and product-specific concentrations are assessed and managed against our risk appetite.
  We maintain underwriting standards aiming to avoid large undue credit risk on a counterparty and portfolio level. In this regard we assume unsecured cash positions and actively use hedging for risk mitigation purposes. Additionally, we strive to secure our derivative portfolio through collateral agreements and may additionally hedge concentration risks to further mitigate credit risks from underlying market movements.
  Every new credit facility and every extension or material change of an existing credit facility (such as its tenor, collateral structure or major covenants) to any counterparty requires credit approval at the appropriate authority level. We assign credit approval authorities to individuals according to their qualifications, experience and training, and we review these periodically.
  We manage all our credit exposures to each obligor across our consolidated Group on the basis of the "one obligor principle" (as required under CRR Article 4(1)(39)), under which all facilities to a group of borrowers which are linked to each other (for example by one entity holding a majority of the voting rights or capital of another) are consolidated under one group.
  We have established within Credit Risk Management - where appropriate - specialized teams for deriving internal client ratings, analyzing and approving transactions, monitoring the portfolio or covering workout clients. Within our transaction approval pillar, structured credit risk management teams are in place, aligned to specific lending businesses.
  Where required, we have established processes to report credit exposures at legal entity level.

Measuring credit risk paragraph 1 [text block]

Measuring Credit Risk

Credit Risk is measured by credit rating, regulatory and internal capital demand and key credit metrics mentioned below.

The credit rating is an essential part of the Bank’s underwriting and credit process and builds the basis for risk appetite determination on a counterparty and portfolio level, credit decision and transaction pricing as well the determination of regulatory capital for credit risk. Each counterparty must be rated and each rating has to be reviewed at least annually. Ongoing monitoring of counterparties helps keep ratings up-to-date. There must be no credit limit without a credit rating. For each credit rating the appropriate rating approach has to be applied and the derived credit rating has to be established in the relevant systems. Different rating approaches have been established to best reflect the specific characteristics of exposure classes, including central governments and central banks, institutions, corporates and retail.

Counterparties in our non-homogenous portfolios are rated by our independent Credit Risk Management function. Country risk related ratings are provided by ERM Risk Research.

Our rating analysis is based on a combination of qualitative and quantitative factors. When rating a counterparty we apply in-house assessment methodologies, scorecards and our 21-grade rating scale for evaluating the credit-worthiness of our counterparties.

Measuring credit risk paragraph 2 [text block]

Besides the credit rating which is the key credit risk metric we apply for managing our credit portfolio, including transaction approval and the setting of risk appetite, we establish internal credit limits for all credit exposures. Credit limits set forth maximum credit exposures we are willing to assume over specified periods. In determining the credit limit for a counterparty, we consider the counterparty’s credit quality by reference to our internal credit rating. Credit limits and credit exposures are both measured on a gross and net basis where net is derived by deducting hedges and certain collateral from respective gross figures. For derivatives, we look at current market values and the potential future exposure over the relevant time horizon which is based upon our legal agreements with the counterparty. We generally also take into consideration the risk-return characteristics of individual transactions and portfolios. Risk-Return metrics explain the development of client revenues as well as capital consumption. In this regard we also look at the client revenues in relation to the balance sheet consumption.

Managing and Mitigation of credit risk paragraph 1 [text block]

Managing and mitigation of Credit Risk

Managing Credit Risk on counterparty level

Credit-related counterparties are principally allocated to credit officers within credit teams which are organized by types of counterparty (such as financial institutions, corporates or private individuals) or economic area (e.g., emerging markets) and dedicated rating analyst teams. The individual credit officers have the relevant expertise and experience to manage the credit risks associated with these counterparties and their associated credit related transactions. For retail clients, credit decision making and credit monitoring is highly automated for efficiency reasons. Credit Risk Management has full oversight of the respective processes and tools used in these highly automated retail credit processes. It is the responsibility of each credit officer to undertake ongoing credit monitoring for their allocated portfolio of counterparties. We also have procedures in place intended to identify at an early stage credit exposures for which there may be an increased risk of loss.

In instances where we have identified counterparties where there is a concern that the credit quality has deteriorated or appears likely to deteriorate to the point where they present a heightened risk of loss in default, the respective exposure is generally placed on a "watchlist". We aim to identify counterparties that, on the basis of the application of our risk management tools, demonstrate the likelihood of problems well in advance in order to effectively manage the credit exposure and minimize potential losses. The objective of this early warning system is to address potential problems while adequate options for action are still available. This early risk detection is a tenet of our credit culture and is intended to ensure that greater attention is paid to such exposures.

Credit limits are established by the Credit Risk Management function via the execution of assigned credit authorities. This also applies to settlement risk that must fall within limits pre-approved by Credit Risk Management considering risk appetite and in a manner that reflects expected settlement patterns for the subject counterparty. Credit approvals are documented by the signing of the credit report by the respective credit authority holders and retained for future reference.

Credit authority is generally assigned to individuals as personal credit authority according to the individual’s professional qualification, experience and training. All assigned credit authorities are reviewed on a periodic basis to help ensure that they are commensurate with the individual performance of the authority holder.

Where an individual’s personal authority is insufficient to establish required credit limits, the transaction is referred to a higher credit authority holder or where necessary to an appropriate credit committee. Where personal and committee authorities are insufficient to establish appropriate limits, the case is referred to the Management Board for approval.

Mitigation of Credit Risk on counterparty level

In addition to determining counterparty credit quality and our risk appetite, we also use various credit risk mitigation techniques to optimize credit exposure and reduce potential credit losses. Credit risk mitigants are applied in the following forms:

  Comprehensive and enforceable credit documentation with adequate terms and conditions.
  Collateral held as security to reduce losses by increasing the recovery of obligations.
  Risk transfers, which shift the loss arising from the probability of default risk of an obligor to a third party including hedging executed by our Credit Portfolio Strategies Group.
  Netting and collateral arrangements which reduce the credit exposure from derivatives and securities financing transactions (e.g. repo transactions).
  Hedging of derivatives counterparty risk including CVA, using primarily CDS contracts via our Counterparty Portfolio Management desk.
Collateral

We regularly agree on collateral to be received from or to be provided to customers in contracts that are subject to credit risk. Collateral is security in the form of an asset or third-party obligation that serves to mitigate the inherent risk of credit loss in an exposure, by either substituting the counterparty default risk or improving recoveries in the event of a default. While collateral can be an alternative source of repayment, it does not replace the necessity of high quality underwriting standards and a thorough assessment of the debt service ability of the counterparty in line with CRR Article 194 (9).

We segregate collateral received into the following two types:

  Financial and other collateral, which enables us to recover all or part of the outstanding exposure by liquidating the collateral asset provided, in cases where the counterparty is unable or unwilling to fulfill its primary obligations. Cash collateral, securities (equity, bonds), collateral assignments of other claims or inventory, equipment (i.e., plant, machinery and aircraft) and real estate typically fall into this category. All financial collateral is regularly, mostly daily, revalued and measured against the respective credit exposure. The value of other collateral, including real estate, is monitored based upon established processes that includes regular reviews or revaluations by internal and/or external experts.
  Guarantee collateral, which complements the counterparty’s ability to fulfill its obligation under the legal contract and as such is provided by third parties. Letters of credit, insurance contracts, export credit insurance, guarantees, credit derivatives and risk participations typically fall into this category. Guarantee collateral with a non-investment grade rating of the guarantor is limited.

Our processes seek to ensure that the collateral we accept for risk mitigation purposes is of high quality. This includes seeking to have in place legally effective and enforceable documentation for realizable and measureable collateral assets which are evaluated regularly by dedicated teams. The assessment of the suitability of collateral for a specific transaction is part of the credit decision and must be undertaken in a conservative way, including collateral haircuts that are applied. We have collateral type specific haircuts in place which are regularly reviewed and approved. In this regard, we strive to avoid "wrong-way" risk characteristics where the counterparty’s risk is positively correlated with the risk of deterioration in the collateral value. For guarantee collateral, the process for the analysis of the guarantor’s creditworthiness is aligned to the credit assessment process for counterparties.

The valuation of collateral is considered under a liquidation scenario. Liquidation value is equal to the expected proceeds of collateral monetization / realization in a base case scenario, wherein a fair price is achieved through careful preparation and orderly liquidation of the collateral. Collateral can either move in value over time (dynamic value) or not (static value). The dynamic liquidation value generally includes a safety margin or haircut over realizable value to address liquidity and marketability aspects.

The Group assigns a liquidation value to eligible collateral, based on, among other things:

  the market value and / or lending value, notional amount or face value of a collateral as a starting point;
  the type of collateral; the currency mismatch, if any, between the secured exposure and the collateral; and a maturity mismatch, if any;
  the applicable legal environment or jurisdiction (onshore versus offshore collateral);
  the market liquidity and volatility in relation to agreed termination clauses;
  the correlation between the performance of the borrower and the value of the collateral, e.g., in the case of the pledge of a borrower’s own shares or securities (in this case generally full correlation leads to no liquidation value);
  the quality of physical collateral and potential for litigation or environmental risks; and
  a determined collateral type specific haircut (0 - 100%) reflecting collection risks (i.e. price risks over the average liquidation period and processing/utilization/sales cost) as specified in the respective policies.

Collateral haircut settings are typically based on available historic internal and/or external recovery data (expert opinions may also be used, where appropriate). They also incorporate a forward-looking component in the form of collection and valuation forecast provided by experts within Risk Management. When data is not sufficiently available or inconclusive, more conservative haircuts than otherwise used must be applied. Haircut settings are reviewed at least annually.

Managing and Mitigation of credit risk paragraph 2 [text block]

In order to reduce the credit risk resulting from OTC derivative transactions, where CCP clearing is not available, we regularly seek the execution of standard master agreements (such as master agreements for derivatives published by the International Swaps and Derivatives Association, Inc. (ISDA) or the German Master Agreement for Financial Derivative Transactions) with our counterparts. A master agreement allows for the close-out netting of rights and obligations arising under derivative transactions that have been entered into under such a master agreement upon the counterparty’s default, resulting in a single net claim owed by or to the counterparty. For parts of the derivatives business (e.g., foreign exchange transactions) we also enter into master agreements under which payment netting applies in respect to transactions covered by such master agreements, reducing our settlement risk. In our risk measurement and risk assessment processes we apply close-out netting only to the extent we have satisfied ourselves of the legal validity and enforceability of the master agreement in all relevant jurisdictions.

Also, we enter into credit support annexes (CSA) to master agreements in order to further reduce our derivatives-related credit risk. These annexes generally provide risk mitigation through periodic, usually daily, margining of the covered exposure. The CSAs also provide for the right to terminate the related derivative transactions upon the counterparty’s failure to honor a margin call. As with netting, when we believe the annex is enforceable, we reflect this in our exposure measurement.

Managing and Mitigation of credit risk paragraph 3 [text block]
Concentrations within Credit Risk mitigation

Concentrations within credit risk mitigations taken may occur if a number of guarantors and credit derivative providers with similar economic characteristics are engaged in comparable activities with changes in economic or industry conditions affecting their ability to meet contractual obligations. We use a range of tools and metrics to monitor our credit risk mitigating activities.

Managing and Mitigation of credit risk paragraph 4 [text block]

Managing Credit Risk on portfolio level

On a portfolio level, significant concentrations of credit risk could result from having material exposures to a number of counterparties with similar economic characteristics, or who are engaged in comparable activities, where these similarities may cause their ability to meet contractual obligations to be affected in the same manner by changes in economic or industry conditions.

Our portfolio management framework supports a comprehensive assessment of concentrations within our credit risk portfolio in order to keep concentrations within acceptable levels.

Industry risk management

To manage industry risk, we have grouped our corporate and financial institutions counterparties into various industry sub-portfolios. Portfolios are regularly reviewed with the frequency of review according to portfolio size and risk profile as well as risk developments. Larger / riskier portfolios are reviewed at least on an annual basis. Reviews highlight industry developments and risks to our credit portfolio, review cross-risk concentration risks, analyze the risk/reward profile of the portfolio and incorporate the results of an economic downside stress test. Finally, this analysis is used to define the credit strategies for the portfolio in question.

In our Industry Limit framework, thresholds are established for aggregate credit limits to counterparties within each industry sub-portfolio. Regular overviews are prepared for the Enterprise Risk Committee to discuss recent developments and to agree on actions where necessary

Beyond credit risk, our Industry Risk Framework comprises of thresholds for Traded Credit Positions while key non-financial risks are closely monitored.

Country risk management

Avoiding undue concentrations from a regional perspective is also an integral part of our credit risk management framework. In order to achieve this, country risk limits are applied to Emerging Markets as well as selected Developed Markets countries (based on internal country risk ratings). Emerging Markets are divided into regions. Similar to industry risk, country portfolios are regularly reviewed with the frequency of review according to portfolio size and risk profile as well as risk developments. Larger / riskier portfolios are reviewed at least on an annual basis. These reviews assess key macroeconomic developments and outlook, review portfolio composition and cross-risk concentration risks and analyze the risk/reward profile of the portfolio. Based on this, thresholds and strategies are set for countries and, where relevant, for the region as a whole.

In our Country Limit framework, thresholds are established for counterparty credit risk exposures in a given country to manage the aggregated credit risk subject to country-specific economic and political events. These thresholds include exposures to entities incorporated locally as well as subsidiaries of foreign multinational corporations. Also, gap risk thresholds are set to control the risk of loss due to intra-country wrong-way risk exposure.

Beyond credit risk, our Country Risk Framework comprises thresholds for trading positions in emerging markets that measure the Profit and Loss impact of potential market events on trading positions within a specific country vs. a threshold structure. Furthermore we take into consideration treasury risk comprising thresholds for capital positions and intra-group funding exposure of Deutsche Bank entities in above countries given the transfer risk inherent in these cross-border positions. Key non-financial risks are closely monitored.

Our country risk ratings represent a key tool in our management of country risk. They include:

  Sovereign rating (set and managed by ERM): A measure of the probability of the sovereign defaulting on its foreign or local currency obligations.
  Transfer risk rating (set and managed by ERM): A measure of the probability of a "transfer risk event", i.e., the risk that an otherwise solvent debtor is unable to meet its obligations due to inability to obtain foreign currency or to transfer assets as a result of direct sovereign intervention.
  Event risk rating (set and managed by MRM): Used to calibrate shocks for stress testing Event risks are measured as part of our event risk scenarios, as described in the section "Market Risk Measurement" of this report.

All sovereign and transfer risk ratings are reviewed, at least on an annual basis.

Product/Asset class specific risk management

Complementary to our counterparty, industry and country risk approach, we focus on product/asset class specific risk concentrations and selectively set limits, thresholds or indicators where required for risk management purposes. Specific risk limits are set in particular if a concentration of transactions of a specific type might lead to significant losses under certain conditions. In this respect, correlated losses might result from disruptions of the functioning of financial markets, significant moves in market parameters to which the respective product is sensitive, macroeconomic default scenarios or other factors. Specific focus is put on concentrations of transactions with underwriting risks where we underwrite commitments with the intention to sell down or distribute part of the risk to third parties. These commitments include the undertaking to fund bank loans and to provide bridge loans for the issuance of public bonds. The risk is that we may not be successful in the distribution of the facilities, meaning that we would have to hold more of the underlying risk for longer periods of time than originally intended. These underwriting commitments are additionally exposed to market risk in the form of widening credit spreads. We dynamically hedge this credit spread risk to be within the approved market risk limit framework.

A major asset class, in which DB is active in underwriting, is leverage lending, which we mainly execute through our Leveraged Debt Capital Markets (LDCM) business unit. The business model is a fee-based‚ originate to distribute‘ approach based on the distribution of largely unfunded underwriting commitments into the capital market. The aforementioned risks regarding distribution and credit spread movement apply to this business unit, however, are managed under a range of specific notional as well as market risk limits. The latter require the business to also hedge its underwriting pipeline against market dislocations. The fee-based model of our LDCM business unit includes a restrictive approach to related credit exposures retained on Deutsche Bank‘s balance sheet, which results in low hold levels for individual clients leading to a diversified overall portfolio without any material concentration risks. The resulting longer-term on-balance sheet portfolio is also subject to a credit limit and hedging framework.

In addition to underwriting risk, we also focus on concentration of transactions with specific risk dynamics (including risk to commercial real estate and risk from securitization positions).

Furthermore, in our PB and certain CB businesses, we apply product-specific strategies setting our risk appetite for sufficiently homogeneous portfolios, such as the retail portfolios of mortgages and business and consumer finance products. Here, individual risk analyses are of secondary importance. In Wealth Management, target levels are set for global concentrations along products as well as based on type and liquidity of collateral.

Market Risk Management [Abstract]
Market Risk Framework [text block]

Market Risk Management

Market Risk framework

The vast majority of our businesses are subject to market risk, defined as the potential for change in the market value of our trading and invested positions. Risk can arise from changes in interest rates, credit spreads, foreign exchange rates, equity prices, commodity prices and other relevant parameters, such as market volatility and market implied default probabilities.

Market Risk Management is part of our independent Risk function and sits within the Market and Valuations Risk Management group. One of the primary objectives of Market Risk Management is to ensure that our business units’ risk exposure is within the approved risk appetite commensurate with its defined strategy. To achieve this objective, Market Risk Management works closely together with risk takers ("the business units") and other control and support groups.

We distinguish between three substantially different types of market risk:

  Trading market risk arises primarily through the market-making and client facilitation activities of the Investment Bank and Corporate Bank Divisions. This involves taking positions in debt, equity, foreign exchange, other securities and commodities as well as in equivalent derivatives.
  Traded default risk arising from defaults and rating migrations relating to trading instruments.
  Nontrading market risk arises from market movements, primarily outside the activities of our trading units, in our banking book and from off-balance sheet items. This includes interest rate risk, credit spread risk, investment risk and foreign exchange risk as well as market risk arising from our pension schemes, guaranteed funds and equity compensation. Nontrading market risk also includes risk from the modeling of client deposits as well as savings and loan products.

Market Risk Management governance is designed and established to promote oversight of all market risks, effective decision-making and timely escalation to senior management.

Market Risk Management defines and implements a framework to systematically identify, assess, monitor and report our market risk. Market risk managers identify market risks through active portfolio analysis and engagement with the business units.

Trading Market Risk [text block]

Trading Market Risk

Our primary mechanism to manage trading market risk is the application of our risk appetite framework of which the limit framework is a key component. Our Management Board, supported by Market Risk Management, sets group-wide value-at-risk, economic capital and portfolio stress testing limits for market risk in the trading book. Market Risk Management allocates this overall appetite to our Corporate Divisions and their individual business units based on established and agreed business plans. We also have business aligned heads within Market Risk Management who establish business unit limits, by allocating the limit down to individual portfolios, geographical regions and types of market risks.

Value-at-risk, economic capital and portfolio stress testing limits are used for managing all types of market risk at an overall portfolio level. As an additional and important complementary tool for managing certain portfolios or risk types, Market Risk Management performs risk analysis and business specific stress testing. Limits are also set on sensitivity and concentration/liquidity, exposure, business-level stress testing and event risk scenarios, taking into consideration business plans and the risk vs return assessment.

Business units are responsible for adhering to the limits against which exposures are monitored and reported. The market risk limits set by Market Risk Management are monitored on a daily, weekly and monthly basis, dependent on the risk management tool being used.

Value-at-Risk [text block]

Internally developed Market Risk Models

Value-at-Risk (VaR)

VaR is a quantitative measure of the potential loss (in value) of Fair Value positions due to market movements that should not be exceeded in a defined period of time and with a defined confidence level.

Our value-at-risk for the trading businesses is based on our own internal model. In October 1998, the German Banking Supervisory Authority (now the BaFin) approved our internal model for calculating the regulatory market risk capital for our general and specific market risks. Since then the model has been continually refined and approval has been maintained.

We calculate VaR using a 99 % confidence level and a one day holding period. This means we estimate there is a 1 in 100 chance that a mark-to-market loss from our trading positions will be at least as large as the reported VaR. For regulatory purposes, which include the calculation of our risk-weighted assets, the holding period is ten days.

We use one year of historical market data as input to calculate VaR. The calculation employs a Monte Carlo Simulation technique, and we assume that changes in risk factors follow a well-defined distribution, e.g. normal or non-normal (t, skew-t, Skew-Normal). To determine our aggregated VaR, we use observed correlations between the risk factors during this one year period.

Our VaR model is designed to take into account a comprehensive set of risk factors across all asset classes. Key risk factors are swap/government curves, index and issuer-specific credit curves, funding spreads, single equity and index prices, foreign exchange rates, commodity prices as well as their implied volatilities. To help ensure completeness in the risk coverage, second order risk factors, e.g. CDS index vs. constituent basis, money market basis, implied dividends, option-adjusted spreads and precious metals lease rates are considered in the VaR calculation.

For each business unit a separate VaR is calculated for each risk type, e.g. interest rate risk, credit spread risk, equity risk, foreign exchange risk and commodity risk. For each risk type this is achieved by deriving the sensitivities to the relevant risk type and then simulating changes in the associated risk drivers. For foreign exchange risk there is an additional component using a revaluation approach for non-linear exposures. "Diversification effect" reflects the fact that the total VaR on a given day will be lower than the sum of the VaR relating to the individual risk types. Simply adding the VaR figures of the individual risk types to arrive at an aggregate VaR would imply the assumption that the losses in all risk types occur simultaneously.

The model incorporates both linear and, especially for derivatives, nonlinear impacts through a combination of sensitivity-based and revaluation approaches.

The VaR enables us to apply a consistent measure across our fair value exposures. It allows a comparison of risk in different businesses, and also provides a means of aggregating and netting positions within a portfolio to reflect correlations and offsets between different asset classes. Furthermore, it facilitates comparisons of our market risk both over time and against our daily trading results.

When using VaR results a number of considerations should be taken into account. These include:

  The use of historical market data may not be a good indicator of potential future events, particularly those that are extreme in nature. This "backward-looking" limitation can cause VaR to understate future potential losses (as in 2008), but can also cause it to be overstated.
  Assumptions concerning the distribution of changes in risk factors, and the correlation between different risk factors, may not hold true, particularly during market events that are extreme in nature. The one day holding period does not fully capture the market risk arising during periods of illiquidity, when positions cannot be closed out or hedged within one day.
  VaR does not indicate the potential loss beyond the 99th quantile.
  Intra-day risk is not reflected in the end of day VaR calculation.
  There may be risks in the trading or banking book that are partially or not captured by the VaR model.

Stressed Value-at-Risk [text block]

Stressed Value-at-Risk

Stressed Value-at-Risk (SVaR) calculates a stressed value-at-risk measure based on a one year period of significant market stress. We calculate a stressed value-at-risk measure using a 99 % confidence level. The holding period is one day for internal purposes and ten days for regulatory purposes. Our SVaR calculation utilizes the same systems, trade information and processes as those used for the calculation of value-at-risk. The only difference is that historical market data and observed correlations from a period of significant financial stress (i.e., characterized by high volatilities) is used as an input for the Monte Carlo Simulation.

Incremental Risk Charge [text block]

Incremental Risk Charge

Incremental Risk Charge captures default and credit rating migration risks for credit-sensitive positions in the trading book. It applies to credit products over a one-year capital horizon at a 99.9 % confidence level, employing a constant position approach. We use a Monte Carlo Simulation for calculating incremental risk charge as the 99.9 % quantile of the portfolio loss distribution and for allocating contributory incremental risk charge to individual positions.

Nontrading Market Risk [text block]

Nontrading Market Risk

Nontrading market risk arises primarily from activities outside of our trading units, in our banking book, and from certain off-balance sheet items, and embedding considerations of different accounting treatment of transactions. Significant market risk factors the Group is exposed to and are overseen by risk management groups in that area are:

  Interest rate risk (including risk from embedded optionality and changes in behavioral patterns for certain product types), credit spread risk, foreign exchange risk, equity risk (including investments in public and private equity as well as real estate, infrastructure and fund assets).
  Market risks from off-balance sheet items, such as pension schemes and guarantees, as well as structural foreign exchange risk and equity compensation risk.

Nontrading Market Risk Economic Capital [text block]

Nontrading Market Risk Economic Capital

Nontrading market risk economic capital is calculated either by applying the standard traded market risk EC methodology or through the use of non-traded market risk models that are specific to each risk class and which consider, among other factors, historically observed market moves, the liquidity of each asset class, and changes in client’s behavior in relation to products with behavioral optionalities.

Liquidity Risk Management [Abstract]
Liquidity Risk Management Framework [text block]

Liquidity Risk Management

Liquidity risk is the risk arising from our potential inability to meet all payment obligations when they come due or only being able to meet these obligations at excessive costs. The objective of the Group’s liquidity risk management framework is to ensure that the Group can fulfill its payment obligations at all times and can manage liquidity and funding risks within its risk appetite. The framework considers relevant and significant drivers of liquidity risk, whether on-balance sheet or off-balance sheet.

Liquidity Risk Management framework

In accordance with the ECB’s Supervisory Review and Evaluation Process (SREP), Deutsche Bank has implemented an annual Internal Liquidity Adequacy Assessment Process (ILAAP), which is reviewed at least annually and approved by the Management Board. The ILAAP provides comprehensive documentation and assessment of the Bank’s Liquidity Risk Management framework, including: identifying the key liquidity and funding risks to which the Group is exposed; describing how these risks are identified, monitored and measured and describing the techniques and resources used to manage and mitigate these risks.

The Management Board defines the liquidity and funding risk strategy for the Bank, as well as the risk appetite, based on recommendations made by the Group Risk Committee (GRC). At least annually the Management Board reviews and approves the risk appetite which is applied to the Group to monitor and control liquidity risk as well as our long-term funding and issuance plan.

Treasury is mandated to manage the overall liquidity and funding position of the Bank, with Liquidity Risk Management (LRM) acting as an independent control function. LRM is responsible for reviewing the liquidity risk framework, proposing the risk appetite, limits and stress test scenarios to GRC and the validation of Liquidity Risk models which are developed by Treasury, to measure and manage the Group’s liquidity risk profile.

Treasury manages liquidity and funding, in accordance with the Management Board-approved risk appetite across a range of relevant metrics, and implements a number of tools to monitor these and ensure compliance. In addition, Treasury works closely with LRM and business divisions, to identify, analyze and understand underlying liquidity risk characteristics within business portfolios. These parties are engaged in regular dialogue regarding changes in the Bank’s position arising from business activities and market circumstances. Dedicated business and material legal entity targets are allocated to ensure the Group operates within its overall liquidity and funding risk appetite.

The Management Board is informed about the performance against the key liquidity metrics for both internal and market indicators for which limits and thresholds are approved by either GRC or Management Board, via a weekly Liquidity Dashboard. As part of the annual strategic planning process, we project the development of the key liquidity and funding metrics including the USD currency exposure based on the underlying business plans to ensure that the plan is in compliance with our risk appetite.

Deutsche Bank has a wide range of funding sources, including retail and institutional deposits, unsecured and secured wholesale funding and debt issuance in the capital markets.

Short-term liquidity and wholesale funding [text block]

Short-term liquidity and wholesale funding

Deutsche Bank tracks all contractual cash flows from wholesale funding sources, on a daily basis, over a 12-month horizon. For this purpose, we consider wholesale funding to include unsecured liabilities raised primarily by Treasury Markets Pool, as well as secured liabilities primarily raised by our Investment Bank Division. Our wholesale funding counterparties typically include corporates, banks and other financial institutions, governments and sovereigns.

The Group has implemented a set of GRC-approved limits to restrict the Bank’s exposure to wholesale counterparties, which have historically shown to be the most susceptible to market stress. The wholesale funding limits are monitored daily, and apply to the total combined currency amount of all wholesale funding currently outstanding, both secured and unsecured with specific tenor limits. Our Liquidity Reserves are the primary mitigants against potential stress in the short-term.

The tables in section "Liquidity Risk Exposure: Funding Diversification" show the contractual maturity of our short-term wholesale funding and capital markets issuance.

Liquidity stress testing and scenario analysis [text block]

Liquidity stress testing and scenario analysis

Global internal liquidity stress testing and scenario analysis is one of the key tools for measuring liquidity risk and evaluating the Group’s short-term liquidity position within the liquidity framework. It complements the daily operational cash management process. The long-term liquidity strategy based on contractual and behavioral modelled cash flow information is represented by the Funding Matrix.

Our global liquidity stress testing process is managed by Treasury in accordance with the Management Board approved risk appetite. Treasury is responsible for the design of the overall methodology, the choice of liquidity risk drivers and the determination of appropriate assumptions (parameters) to translate input data into stress testing output. Liquidity Risk Management is responsible for the definition of the stress scenarios and the independent validation of liquidity risk models. Liquidity and Treasury Reporting & Analysis (LTRA) is responsible for implementing these methodologies in conjunction with Treasury, LRM and IT as well as for the stress test calculation.

We use stress testing and scenario analysis to evaluate the impact of sudden and severe stress events on our liquidity position. Deutsche Bank has selected four scenarios to calculate the Group’s stressed Net Liquidity Position ("sNLP"). These scenarios capture the historical experience of Deutsche Bank during periods of idiosyncratic and/or market-wide stress and are assumed to be both plausible and sufficiently severe as to materially impact the Group’s liquidity position. The most severe scenario assesses the potential consequences of a combined market-wide and idiosyncratic stress event, including downgrades of our credit rating. Under each of the scenarios we consider the impact of a liquidity stress event over different time horizons and across multiple liquidity risk drivers, covering all of our business and product areas and balance sheet.

In addition, we include the potential funding requirements from contingent liquidity risks which might arise, including credit facilities, increased collateral requirements under derivative agreements, and outflows from deposits with a contractual rating linked trigger. We then take into consideration the actions we would take to counterbalance the outflows incurred. Countermeasures include utilizing the Liquidity Reserve and generating liquidity from unencumbered, marketable assets.

Stress testing is conducted at a global level and for defined material legal entities covering an eight-weeks stress horizon. In addition to the consolidated currency stress test, stress tests for material currencies (EUR, USD and GBP) are performed. In U.S., we also perform stress testing out to 12 months period. We review our stress-testing scenarios and assumptions on a regular basis and have made further enhancements to the methodology and severity of certain parameters through the course of 2019. This includes a reverse stress testing scenario to assess drivers which, under extreme events, could precipitate a failure.

On a daily basis, we run the liquidity stress test over an eight-week horizon, which we consider the most critical time span in a liquidity crisis, and apply the relevant stress assumptions to risk drivers from on-balance sheet and off-balance sheet products. Beyond the eight week time horizon, we analyze the impact of a more prolonged stress period, extending to twelve months. This stress testing analysis is also performed on a daily basis.

Funding Risk Management [text block]

Funding Risk Management

Deutsche Bank’s primary tool for monitoring and managing longer term funding risk is the Funding Matrix. The Funding Matrix assesses the Group’s structural funding profile for the greater than one year time horizon. To produce the Funding Matrix, all funding-relevant assets and liabilities are mapped into time buckets corresponding to their contractual or modeled maturities. This allows the Group to identify expected excesses and shortfalls in term liabilities over assets in each time bucket, facilitating the management of potential liquidity exposures.

The liquidity profile is based on contractual cash flow information. If the contractual maturity profile of a product does not adequately reflect the liquidity profile, it is replaced by modeling assumptions. Short-term balance sheet items (<1yr) or matched funded structures (asset and liabilities directly matched with no liquidity risk) are excluded from the term analysis.

The bottom-up assessment by individual business line is combined with a top-down reconciliation against the Group’s IFRS balance sheet. From the cumulative term profile of assets and liabilities beyond 1 year, long-funded surpluses or short-funded gaps in the Group’s maturity structure can be identified. The cumulative profile is thereby built up starting from the greater than 10 year bucket down to the greater than 1 year bucket.

The strategic liquidity planning process, which incorporates the development of funding supply and demand across business units, together with the bank’s targeted key liquidity and funding metrics, provides the key input parameter for our annual capital markets issuance plan. Upon approval by the Management Board the capital markets issuance plan establishes issuance targets for securities by tenor, volume, currency and instrument.

Funding Diversification Management [text block]

Funding Diversification

Diversification of our funding profile in terms of investor types, regions and products is an important element of our liquidity risk management framework. Our most stable funding sources for which the bank has introduced a minimum risk appetite stem from capital markets issuances and equity, as well as from retail, and transaction banking clients. Other customer deposits and secured funding and short positions are additional sources of funding. Unsecured wholesale funding represents unsecured wholesale liabilities sourced primarily by our Treasury Pool Management. Given the relatively short-term nature of these liabilities, they are primarily used to fund liquid trading assets.

To promote the additional diversification of our refinancing activities, we hold a license allowing us to issue mortgage Pfandbriefe. In addition, we continue to run a program for the purpose of issuing Covered Bonds under Spanish law (Cedulas) and participate in the TLTRO II program.

Unsecured wholesale funding comprises a range of unsecured products, such as Certificate of Deposits (CDs), Commercial Papers (CPs) as well as term, call and overnight deposits across tenors primarily up to one year.

To avoid any unwanted reliance on these short-term funding sources, and to promote a sound funding profile, which complies with the defined risk appetite, we have implemented limits (across tenors) on these funding sources, which are derived from our daily stress testing analysis. In addition, we limit the total volume of unsecured wholesale funding to manage the reliance on this funding source as part of the overall funding diversification.

The chart "Liquidity Risk Exposure: Funding Diversification" shows the composition of our external funding sources that contribute to the liquidity risk position, both in EUR billion and as a percentage of our total external funding sources.

Liquidity reserves [text block]

Liquidity reserves

Liquidity reserves comprise available cash and cash equivalents, highly liquid securities (includes government and agency bonds and government guarantees) as well as other unencumbered central bank eligible assets.

Disclosure of Risk Concentration and Risk Diversification [text block]

Risk Concentration and Risk Diversification

Risk Concentrations

Risk concentrations refer to clusters of the same or similar risk drivers within specific risk types (intra-risk concentrations in credit, market, operational, liquidity and business risks) as well as across different risk types (inter-risk concentrations). They occur within and across counterparties, businesses, regions/countries, industries and products. The management and monitoring of risk concentrations is achieved through a quantitative and qualitative approach, as follows:

  Intra-risk concentrations are assessed, monitored and mitigated by the individual risk functions (credit, market, operational, liquidity and strategic risk management). This is supported by limit setting on different levels and/or management according to each risk type.
  Inter-risk concentrations are managed through quantitative top-down stress-testing and qualitative bottom-up reviews, identifying and assessing risk themes independent of any risk type and providing a holistic view across the bank.

The most senior governance body for the oversight of risk concentrations throughout 2019 was the Enterprise Risk Committee (ERC), which is a subcommittee of the Group Risk Committee (GRC).